SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUND:
MONEY MARKET PORTFOLIO, HIGH INCOME PORTFOLIO,
EQUITY-INCOME PORTFOLIO,
GROWTH PORTFOLIO, AND OVERSEAS PORTFOLIO
VARIABLE INSURANCE PRODUCTS FUND II:
INVESTMENT GRADE BOND PORTFOLIO, ASSET MANAGER PORTFOLIO,
ASSET MANAGER: GROWTH PORTFOLIO, INDEX 500 PORTFOLIO,
AND CONTRAFUND PORTFOLIO
VARIABLE INSURANCE PRODUCTS FUND III:
BALANCED PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, AND MID CAP PORTFOLIO
INITIAL CLASS AND SERVICE CLASS
APRIL 30, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE ADDITION OF THE FOLLOWING SECTION, "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION," PRECEDES THE "DISTRIBUTIONS AND TAXES" SECTION UNDER THE HEADING "TABLE OF CONTENTS" ON PAGE 1.

TABLE OF CONTENTS              PAGE

Additional Purchase, Exchange  63
And Redemption Information

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF MONEY MARKET PORTFOLIO"IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (The limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER:
GROWTH, AND MID CAP PORTFOLIOS'" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

(iii) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) Each fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR HIGH INCOME PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR EQUITY-INCOME PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in income-producing equity securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR OVERSEAS PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR BALANCED PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock), FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR MID CAP PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in securities of companies with medium market capitalization, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE
HEADING "SOURCES OF CREDIT OR LIQUIDITY SUPPORT" IN THE"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 15.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

THE FOLLOWING INFORMATION REPLACES THE TENTH PARAGRAPH FOUND UNDER THE HEADING "PORTFOLIO TRANSACTIONS" ON PAGE 38.

To the extent permitted by applicable law, FMR (BT for Index 500) is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds (Index 500) and to use the research services of brokerage and other firms that have provided such assistance. FMR (BT for Index 500) may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp. (and, for Index 500, BT Brokerage Corporation and BT Futures Corp., indirect subsidiaries of Deutsche Bank AG), if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "PERFORMANCE COMPARISONS" IN THE "PERFORMANCE" SECTION ON PAGE 61.

High Income Portfolio may compare its performance to that of the Merrill Lynch High Yield Master II Index, a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

THE FOLLOWING INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 63 HAS BEEN REMOVED.

LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 63.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School
(Cleveland), and a Trustee of Cleveland Clinic Flori    da.

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN
T   HE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 63.

   NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

THE    FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND
IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 63.

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an
employ    ee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer
served as Director of Compliance for MFS Investment Management.

THE ADDITION OF THE FOLLOWING SECTION, "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION," PRECEDES THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 63.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Under certain circumstances (for example, at the request of a shareholder), if FMR determines that it is in the best interests of the fund, a fund may make redemption payments in whole or in part in readily marketable securities or other property, valued for this purpose as they are valued in computing each class's NAV. Index 500 Portfolio may make redemption payments "in kind" to a shareholder that owns 5% or more of its outstanding voting securities pursuant to an exemptive order issued by the SEC. Shareholders that receive securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

THE FOLLOWING INFORMATION REPLACES TH   E COMPENSATION TABLE FOUND IN
THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 67.

   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended December 31, 1998.

COMPENSATION TABLE


AGGREGATE COMPENSATION
FROM A                    Edward C. Johnson 3d**  J. Gary  Burkhead**  Ralph  F.  Cox  Phyllis Burke Davis  Robert  M. Gates
FUND

Money MarketB                  $ 0                     $ 0                  $ 482           $ 476                $ 482

High IncomeB                   $ 0                     $ 0                  $ 891           $ 880                $ 892

Equity-IncomeB,C,G             $ 0                     $ 0                  $ 3,902         $ 3,850              $ 3,903

GrowthB,D,G                    $ 0                     $ 0                  $ 3,141         $ 3,096              $ 3,139

OverseasB,E,G                  $ 0                     $ 0                  $ 740           $ 730                $ 741

Investment Grade BondB         $ 0                     $ 0                  $ 161           $ 159                $ 161

Asset ManagerB,F,G             $ 0                     $ 0                  $ 1,643         $ 1,622              $ 1,644

Index 500B                     $ 0                     $ 0                  $ 975           $ 960                $ 974

ContrafundB                    $ 0                     $ 0                  $ 1,732         $ 1,707              $ 1,731

Asset Manager: GrowthB         $ 0                     $ 0                  $ 176           $ 174                $ 176

BalancedB                      $ 0                     $ 0                  $ 89            $ 88                 $ 89

Growth & IncomeB               $ 0                     $ 0                  $ 228           $ 223                $ 227

Growth OpportunitiesB          $ 0                     $ 0                  $ 465           $ 459                $ 465

Mid Cap+B                      $ 0                     $ 0                  $ 25            $ 25                 $ 25

TOTAL COMPENSATION FROM THE    $ 0                      $ 0                 $ 223,500       $ 220,500            $ 223,500
FUND COMPLEX*,A




COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                       E. Bradley Jones****  Donald J. Kirk  Ned C. Lautenbach***  Peter S. Lynch **  William O. McCoy
FUND

Money MarketB                  $ 478                 $ 489           $ 0                   $ 0                $ 482

High IncomeB                   $ 886                 $ 904           $ 0                   $ 0                $ 892

Equity-IncomeB,C,G             $ 3,878               $ 3,955         $ 0                   $ 0                $ 3,903

GrowthB,D,G                    $ 3,117               $ 3,183         $ 0                   $ 0                $ 3,139

OverseasB,E,G                  $ 736                 $ 750           $ 0                   $ 0                $ 741

Investment Grade BondB         $ 160                 $ 163           $ 0                   $ 0                $ 161

Asset ManagerB,F,G             $ 1,633               $ 1,665         $ 0                   $ 0                $ 1,644

Index 500B                     $ 967                 $ 988           $ 0                   $ 0                $ 974

ContrafundB                    $ 1,719               $ 1,757         $ 0                   $ 0                $ 1,731

Asset Manager: GrowthB         $ 175                 $ 178           $ 0                   $ 0                $ 176

BalancedB                      $ 89                  $ 91            $ 0                   $ 0                $ 89

Growth & IncomeB               $ 225                 $ 231           $ 0                   $ 0                $ 227

Growth OpportunitiesB          $ 462                 $ 472           $ 0                   $ 0                $ 465

Mid Cap+B                      $ 25                  $ 25            $ 0                   $ 0                $ 25

TOTAL COMPENSATION FROM THE    $ 222,000             $ 226,500       $ 0                   $ 0                $ 223,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Gerald  C.  McDonough  Marvin L.  Mann  Robert C. Pozen**  Thomas R. Williams
FUND

Money MarketB                  $ 589                  $ 476            $ 0                $ 482

High IncomeB                   $ 1,092                $ 880            $ 0                $ 892

Equity-IncomeB,C,G             $ 4,778                $ 3,852          $ 0                $ 3,903

GrowthB,D,G                    $ 3,842                $ 3,099          $ 0                $ 3,139

OverseasB,E,G                  $ 907                  $ 731            $ 0                $ 741

Investment Grade BondB         $ 197                  $ 159            $ 0                $ 161

Asset ManagerB,F,G             $ 2,011                $ 1,621          $ 0                $ 1,644

Index 500B                     $ 1,192                $ 963            $ 0                $ 974

ContrafundB                    $ 2,119                $ 1,710          $ 0                $ 1,731

Asset Manager: GrowthB         $ 216                  $ 174            $ 0                $ 176

BalancedB                      $ 109                  $ 88             $ 0                $ 89

Growth & IncomeB               $ 277                  $ 225            $ 0                $ 227

Growth OpportunitiesB          $ 569                  $ 460            $ 0                $ 465

Mid Cap+B                      $ 31                   $ 25             $ 0                $ 25

TOTAL COMPENSATION FROM THE    $ 273,500              $ 220,500        $ 0                $ 223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237
funds in the    complex.

   ** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999,
Mr. Lautenbach served as a Member of the Advi   sory Board.  Effective
January 1, 2000, Mr. Lautenbach serves as a Member of the Board of
Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

   + Estimated.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation: Ralph F. Cox, $55,039; William O. McCoy, $55,039; Marvin L. Mann, $55,039; and Thomas R. Williams, $55,039.

   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,760; Phyllis Burke Davis, $1,760; Robert M. Gates, $1,760; E. Bradley Jones, $1,760; Donald J. Kirk, $1,760; William O. McCoy, $1,760; Gerald C. McDonough, $2,053; Marvin L. Mann, $1,760; and Thomas R. Williams, $1,760.

D The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $1,414; Phyllis Burke Davis   ,
$1,414; Robert M. Gates, $1,414; E. Bradley Jones, $1,414; Donald J. Kirk, $1,414; William O. McCoy, $1,414; Gerald C. McDonough, $1,650; Marvin L. Mann, $1,414; and Thomas R. Williams, $1,414.

   E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $334; Phyllis Burke Davis, $334; Robert M. Gates, $334; E. Bradley Jones, $334; Donald J. Kirk, $334; William O. McCoy, $334; Gerald C. McDonough, $390; Marvin L. Mann, $334; and Thomas R. Williams, $334.

   F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $740; Phyllis Burke Davis, $740; Robert M. Gates, $740; E. Bradley Jones, $740; Donald J. Kirk, $740; William O. McCoy, $740; Gerald C. McDonough, $864; Marvin L. Mann, $740; and Thomas R. Williams, $740.

   G Certain of the non-interested Trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $1,489, Equity-Income, $1,196, Growth, $283, Overseas, $626, Asset Manager; Marvin L. Mann, $1,489, Equity-Income, $1,196, Growth, $283, Overseas, $626, Asset Manager; William O. McCoy, $1,489, Equity-Income, $1,196, Growth, $283, Overseas, $626, Asset Manager; and Thomas R. Williams, $1,489, Equity-Income, $1,196, Growth, $283, Overseas, $626, Asset Manager.

TH   E FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE
HEADING "CONTROL OF INVESTMENT ADVISERS" ON PAGE 69.

   Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors U.K. Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment
compa    nies and institutional investors investing in securities
throughout the world.

THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH FOUND UNDER THE HEADING "CONTROL OF INVESTMENT ADVISERS" ON PAGE 69.

BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Deutsche Bank AG, whose principal offices are at Taunusanlage 12, D-60325 Frankfurt am Main, Federal Republic of Germany. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT AND SUB-ADVISORY SERVICES (INDEX 500 PORTFOLIO)" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 70.

BT is the sub-adviser of the fund and acts as the fund's custodian. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, BT directs the investments of the fund in accordance with its investment objective, policies and limitations, and provides custodial services to the fund.

THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE
HEADING "MANAGEMENT-RELATED EXPENSES" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 70.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR; the fees payable to FSC and FIIOC; and, for Index 500, the costs associated with securities lending, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, and the fees of the custodian (except Index 500), auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, FIIOC bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from contract holders.

THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE
HEADING "MANAGEMENT AND SUB-ADVISORY FEES (INDEX 500 PORTFOLIO)" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 70.

MANAGEMENT FEE (INDEX 500 PORTFOLIO). For the services of FMR under the management contract, Index 500 pays FMR a monthly management fee at the annual rate of 0.24% of the fund's average net assets throughout the month.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR MONEY MARKET, INVESTMENT GRADE BOND, AND HIGH INCOME PORTFOLIOS FOUND ON PAGE 71.

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $ 1 billion      .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 over - 1,260         .0920


THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR EQUITY-INCOME, BALANCED, GROWTH, GROWTH & INCOME, GROWTH OPPORTUNITIES, OVERSEAS, ASSET MANAGER, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS FOUND ON PAGE 72.

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%            $ 1 billion      .5200%

 3 - 6                .4900             50               .3823

 6 - 9                .4600             100              .3512

 9 - 12               .4300             150              .3371

 12 - 15              .4000             200              .3284

 15 - 18              .3850             250              .3219

 18 - 21              .3700             300              .3163

 21 - 24              .3600             350              .3113

 24 - 30              .3500             400              .3067

 30 - 36              .3450             450              .3024

 36 - 42              .3400             500              .2982

 42 - 48              .3350             550              .2942

 48 - 66              .3250             600              .2904

 66 - 84              .3200             650              .2870

 84 - 102             .3150             700              .2838

 102 - 138            .3100             750              .2809

 138 - 174            .3050             800              .2782

 174 - 210            .3000             850              .2756

 210 - 246            .2950             900              .2732

 246 - 282            .2900             950              .2710

 282 - 318            .2850             1,000            .2689

 318 - 354            .2800             1,050            .2669

 354 - 390            .2750             1,100            .2649

 390 - 426            .2700             1,150            .2631

 426 - 462            .2650             1,200            .2614

 462 - 498            .2600             1,250            .2597

 498 - 534            .2550             1,300            .2581

 534 - 587            .2500             1,350            .2566

 587 - 646            .2463             1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 over - 1,260         .2167


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

For Index 500, FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

MANAGEMENT-RELATED SERVICES (INDEX 500 PORTFOLIO). Index 500 has also entered into a securities lending agreement with BT. Under the terms of the agreement, BT retains up to 30% of aggregate annual lending revenues for providing securities lending services.

THE FOLLOWING INFORMATION REPLACES THE SECOND AND THIRD PARAGRAPHS FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

Under the sub-advisory agreement, for providing investment management and custodial services to Index 500 Portfolio, FMR pays BT fees at an annual rate of 0.006% of the average net assets of the fund.

For the fiscal years ended December 31, 1998, 1997, and 1996, Index 500 Portfolio paid FMR management fees of $6,919,949, $4,102,533, and $1,346,765, respectively, and for the fiscal years ended December 31, 1998 and 1997, the fund paid BT sub-advisory fees of $42,017 and $54, respectively. Prior to October 1, 1999, the fund paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

For the fiscal year ended December 31, 1998, FMR paid BT fees of $149,981.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

   On behalf of High     Income, Balanced, Growth & Income, Growth
Opportunities, Asset Manager, Contrafund        Asset Manager: Growth,
and Mid Cap Portfolios,    FMR has entered into sub-advisory
agreements with FMR U.K. and FMR Far East. On behalf of Overseas Portfolio, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory
agreements, FMR may receive from the sub-advisers inves    tment
research and advice on issuers outside the United States from the sub-advisers.

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

On behalf of    High    Income, Balanced, Growth & Income, Growth
Opportunities, Asset Manager, Contrafund        Asset Manager: Growth,
Mid Cap, Overseas Portfolios FMR Far    East has entered into a
sub-advisory agreement with FIJ pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 75.

On behalf of High Income, Balanced, Growth & Income, Growth
Opportunities, Asset Manager, Contrafund, Asset Manager: Growth, and Mid Cap Portfolios, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East, a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

T   HE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE
"MANAGEMENT CONTRACTS" SECTION ON PAGE 75.

   For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

(small solid bullet)    FMR pays FIIA and FIJ fees equal to 30% of
FMR's monthly management fee with respect to the average net assets
held by the fund     for which the sub-adviser has provided FMR with
investment advice and research servi   ces.

(small solid bullet)    FMR Far East pays FIJ a fee equal to 100% of
FIJ's costs incurred in connection with providing investment advice
and research services for a fund to FMR Far Eas    t.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 76.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K., FMR Far East or FIIA on behalf of High Income, Balanced, Growth & Income, Growth
Opportunities, Asset Manager, Contrafund, Asset Manager: Growth, Mid Cap, and Overseas Portfolios for the past three fiscal years.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 79.

AUDITORS. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts serves as independent accountant for Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio. The auditor examines financial statements for the funds and provides other audit, tax, and related services. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts serves as independent accountant for Mid Cap Portfolio. The auditor examines financial statements for the fund and provides other audit, tax, and related services. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts served as independent accountant for Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services. Effective February 18, 1999, Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts serves as independent accountant for Asset Manager Portfolio, Asset
Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

SUPPLEMENT TO THE
VARIABLE INSURANCE
PRODUCTS FUND:
SERVICE CLASS
OVERSEAS PORTFOLIO
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 8.

FMR pays FMR U.K, FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
VARIABLE INSURANCE
PRODUCTS FUND:
INITIAL CLASS
HIGH INCOME PORTFOLIO
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

For the periods ended      Past 1 year  Past 5 years  Past  10 years
December 31, 1998

HIGH INCOME PORTFOLIO -      -4.33%     8.80%          11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%       9.01%          11.08%
Master Index

Merrill Lynch High Yield    2.95%       9.12%          11.18%
Master II Index

Lipper High Current Yield   -0.44%      7.37%          9.34%
Funds Average

The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The followin   g information replaces similar information found in the
"Fund Management" section on page 8.

(small solid bullet) F   idelity Management & Research Far East Inc.
(FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR.
Currently, FMR Far East provides investment research and advic    e on
issuers based out   side the United States and may also provide
investment advisory services for the fund.

   The following information supplements similar information found in the "Fund Management" section on page 8.

(small solid bullet)    Fidelity Investments Japan Limited (FIJ), in
Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and
advice on issuers based outside the United     States for the fund.

   The following information replaces similar information found in the "Fund Management" section on page 8.

   FMR pays FMR U.K and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE
VARIABLE INSURANCE
PRODUCTS FUND:
INITIAL CLASS
OVERSEAS PORTFOLIO
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 8.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX
500,
GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 15.

For the periods ended      Past 1 year  Past 5 years  Past 10 years
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield    2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield   -0.44%       7.37%         9.34%
Funds Average

The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 16.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces the fifth paragraph found in the "Fund Management" section on page 27.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the eighth paragraph found in the "Fund Management" section on page 27. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

The following information replaces similar information found in the "Fund Management" section on page 27.

   (small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   The following information supplements similar information found in the "Fund Management" section on page 27.

(small solid bullet)    Fidelity Investments Japan Limited (FIJ), in
Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. As of November 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

Effective August 2, 1999, the following information replaces the fourth to the last paragraph found in the "Fund Management" section on page 27.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

The following information replaces the last paragraph found in the "Fund Management" section on page 28.

Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

The following information replaces footnote A to the Total Annual
Class Operating Expenses table found in the "Fund Management" section on page 29.

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found in the "Fund Management" section on page 29.

   FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.



SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 22.

For the periods ended      Past 1 year  Past 5 years  Past 10 years
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield    2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield   -0.44%       7.37%         9.34%
Funds Average

The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 24.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces the fifth paragraph found in the "Fund Management" section on page 44.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the eighth paragraph found in the "Fund Management" section on page 44. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

   The following information replaces similar information found in the "Fund Management" section on page 45.

(small solid bullet)    Fidelity Management & Research Far East Inc.
(FMR Far East) serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   The following information supplements similar information found in the "Fund Management" section on page 45.

(small solid bullet)    Fidelity Investments Japan Limited (FIJ), in
Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. As of November 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

Effective August 2, 1999, the following information replaces the second to the last paragraph found in the "Fund Management" section on page 45.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

The following information replaces the second full paragraph found in the "Fund Management" section on page 48.

Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

The following information replaces footnote A to the Total Annual
Class Operating Expenses table found in the "Fund Management" section on page 49.

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

   The following information replaces similar information found in the "Fund Management" section on page 50.

   FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999
(AS SUPPLEMENTED
MAY 5, 1999) PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 14.

For the periods ended      Past 1 year  Past 5 years  Past 10 years
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield    2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield   -0.44%       7.37%         9.34%
Funds Average

The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 15.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces the fifth paragraph found in the "Fund Management" section on page 26.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the eighth paragraph found in the "Fund Management" section on page 26. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

   The following information replaces similar information found in the "Fund Management" section on page 26.

(small solid bullet)    Fidelity Management & Research Far East Inc.
(FMR Far East) serves as a sub-adviser for Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   The following information supplements similar information found in the "Fund Management" section on page 26.

(small solid bullet)    Fidelity Investments Japan Limited (FIJ), in
Tokyo, Japan, serves as a sub-adviser for Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. As of November 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces the last paragraph found in the "Fund Management" section on page 27.

Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

The following information replaces footnote A to the Total Annual
Class Operating Expenses table found in the "Fund Management" section on page 28.

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

   The following information replaces similar information found in the "Fund Management" section on page 28.

   FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.



SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
SERVICE CLASS
HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME,
GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP,
AND
OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 13.

For the periods ended      Past 1 year  Life of class*
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.34%       -4.34%A
SERVICE CLASS

Merrill Lynch High Yield    3.66%        3.66%A
Master Index

Merrill Lynch High Yield    2.95%        2.95%A
Master II Index

Lipper High Current Yield   -0.44%       -0.44%A
Funds Average

* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1998.

The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 13.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

   The following information replaces similar information found in the "Fund Management" section on page 23.

(small solid bullet)    Fidelity Management & Research Far East Inc.
(FMR Far East) serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   The following information supplements similar information found in the "Fund Management" section on page 23.

(small solid bullet)    Fidelity Investments Japan Limited (FIJ), in
Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. As of November 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

Effective August 2, 1999, the following information replaces similar information found in the "Fund Management" section on page 23.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

The following information replaces similar information found in the "Fund Management" section on page 25.

   FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.